Financial risk management objectives and policies - Capital management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of financial risk management objectives and policies
Net debt position	$ 12,110	$ 11,904
Proceeds from borrowings	2,968	500	$ 2,971
Repayment of loans	$ 1,609	$ 1,500	$ 1,400